Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of related party transactions

	December 31,
	2021	2020

Jason Drummond	$589,368	$334,868
Julian Parge	103,170	82,226
Steven Plumb	36,219	–
Total	$728,757	$417,094